Capitalization and Management Incentive Units	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Preferred Units [Line Items]
Capitalization and Management Incentive Units

Note 17: Capitalization and Management Incentive Units

Successor Period

Class A Common Stock

The Company is authorized to issue 800,000,000 shares of Class A common stock with a par value of $0.0001 per share, of which 41,578,890 shares were issued and outstanding on June 30, 2022 and December 31, 2021. As discussed in the Note 7 “Business Combinations”, upon closing of the Foresight Business Combinations:

●	8,732,517 shares of Class A common stock were issued as part of the purchase consideration;
●	3,737,316 shares of Class A common stock (after redemptions) were no longer subject to redemption;
●	8,738,750 shares of Class A common stock were issued in a private placement to the Founder Holders; and
●	20,370,307 Class A common shares were issued in a private placement pursuant to subscription agreements entered into effective as of March 25, 2021 (the “PIPE Investment”).

Class V Common Stock

The Company is authorized to issue 205,000,000 shares of Class V common stock with a par value of $0.0001 per share. These shares have no economic value but entitle the holder to one vote per share. The holders of Common Units of P3 LLC subscribed for shares of Class V common stock on a one-for-one basis and may exchange their Common Units and Class V common stock together for Class A common stock on a one-for-one basis. All Class V common stock issued as of the Business Combinations date is subject to a 180 day lockup period. As of June 30, 2022 and December 31, 2021, there were 201,423,309 and 196,553,523 shares of Class V common stock issued and outstanding, respectively, and an additional 601,614 and 5,471,400 Class V shares which are restricted and subject to time-based vesting requirements related to the underlying incentive units on June 30, 2022 and December 31, 2021, respectively, as further discussed in Note 18.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share, of which zero shares were outstanding as of June 30, 2022 and December 31, 2021.

P3 Health Group, LLC Common Units

In connection with the Business Combinations, all outstanding Class A Units, Class B Units, Class C Units and Class D Units of P3 Health Group Holdings, LLC were converted into the right to receive the merger consideration, which consisted of cash and newly-issued Common Units of P3 LLC. The Common Units were issued in amounts determined in accordance with the Merger Agreement and the then-existing limited liability company agreement of P3 Health Group Holdings, LLC. Each holder of Common Units was issued shares of Class V common stock on a one-for-one basis. At June 30, 2022 and December 31, 2021, there were 243,603,813 Common Units outstanding at P3 LLC of which the Company held 41,578,890 Common Units and non-controlling interests held the remaining 202,024,923 Common Units outstanding, 601,614 and 5,471,400 of which are restricted as discussed above, respectively.

Predecessor Period

Prior to the Business Combinations, P3 Health Group Holdings, LLC’s capital structure consists of Class A Units, which represented commitments from the Company’s private equity sponsors; Class B Units, which represented founders common equity; Class C Units, which represented Management Incentive Units; and Class D Units, which represented an additional investment from a private equity sponsor. Class A and D Units are presented outside of permanent equity in accordance with ASC 480 due to the existence of a redemption provision that is not solely within the control of the P3 Health Group Holdings, LLC.

At December 31, 2020 and June 30, 2021, there were 43,000,000 Class A Units authorized and outstanding; 6,000,000 and 8,000,000 Class B Units authorized and outstanding, respectively; 1,302,083 and 1,775,833 Class C Units authorized and outstanding, respectively; 16,130,034 Class D Units authorized and outstanding. In connection with the Business Combinations, all outstanding Class A, B, C and D Units were converted into the right to receive the merger consideration described above.

Note 18: Capitalization and Management Incentive Units

Successor Period

Class A Common Stock

The Company is authorized to issue 800,000,000 shares of Class A common stock with a par value of $0.0001 per share, of which 41,578,890 shares were issued and outstanding on December 31, 2021. Upon closing of the Foresight Business Combinations:

●	8,732,517 shares of Class A common stock were issued as part of the purchase consideration;
●	3,737,316 shares of Class A common stock (after redemptions) were no longer subject to redemption;
●	8,738,750 shares of Class A common stock held by the Founder Holders remained outstanding; and
●	20,370,307 shares of Class A common stock were issued in a private placement pursuant to subscription agreements entered into effective as of March 25, 2021 (the “PIPE Investment”).

Class V Common Stock

The Company is authorized to issue 205,000,000 shares of Class V common stock with a par value of $0.0001 per share. These shares have no economic value but entitle the holder to one vote per share. The holders of Common Units of P3 Health Group, LLC subscribed for shares of Class V common stock on a one-for-one basis and may exchange their Common Units and Class V common stock together for Class A common stock on a one-for-one basis. All Class V common stock issued as of the Business Combinations date is subject to a 180 day lockup period. As of December 31, 2021, there were 196,553,523 shares of Class V common stock issued and outstanding, and an additional 5,471,400 Class V shares which are restricted and subject to time-based vesting requirements related to the underlying incentive units further discussed in Note 19 “Share-Based Compensation”.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share, of which zero shares were outstanding as of December 31, 2021.

P3 Health Group, LLC Common Units

In connection with the Business Combinations, all outstanding Class A Units, Class B Units, Class C Units and Class D Units of P3 Health Group Holdings, LLC were converted into the right to receive the merger consideration, which consisted of cash and newly-issued Common Units of P3 Health Group, LLC. The Common Units were issued in amounts determined in accordance with the agreement and plan of merger, dated as of May 25, 2021 (as amended), by and among Foresight, P3 Health Group Holdings and FAC Merger Sub LLC, and the then-existing limited liability company agreement of P3 Health Group Holdings, LLC. Each holder of Common Units was issued shares of Class V common stock on a one-for-one basis. At December 31, 2021, there were 243,603,813

Common Units outstanding at P3 LLC of which the Company held 41,578,890 Common units and non-controlling interests held the remaining 202,024,923 Common Units outstanding, 5,471,400 of which are restricted as discussed above.

Predecessor Period

Prior to the Business Combinations, P3 Health Group Holdings, LLC’s capital structure consists of Class A Units, which represent commitments from the Company’s private equity sponsors, Class B Units, which represent founders common equity, Class C Units, which represented Management Incentive Units, and Class D Units, which represents an additional investment from a private equity sponsor.

Class A Units

At December 31, 2019, the Company had received total funding commitments from its Class A Unit holders totaling $43.0 million. Class A Units had voting rights and, whether, or not declared or approved by the Board, the holders of Class A Units were entitled to a preferred return in the amount of 8.0%, per annum (beginning on November 19, 2019). At December 31, 2020 and 2019, there were 43,000,000 Class A Units authorized and outstanding. The Class A Units were subject to possible redemption rights and have been classified in mezzanine equity. At December 31, 2021, there were zero Class A Units authorized and outstanding. In connection with the Business Combinations, all outstanding Class A Units were converted into the right to receive the merger consideration described above.

Class B Units

Class B Units are those, that were issued to the Company’s Founders. At December 2, 2021 and December 31, 2020 and 2019, there were 19,701,492 Class B Units authorized. At December 31, 2021, there were zero Class B Units outstanding. At December 2, 2021 and December 31, 2020 and 2019, there were 19,701,492 Class B Units outstanding. Class B Units are subdivided among three tranches: Subclass B-1; Subclass B-2; and Subclass B-3. Each Subclass is described below:

●	Subclass B-1 (10,000,000 Units): Subclass B-1 Units were entirely service based (Time-based). 20% of Subclass B-1 Units vested each year beginning on April 20, 2018 and annually thereafter until April 20, 2022. Subclass B-1 Units very closely resemble Class C Time-based Profits Interest(s) Units.
●	Subclass B-2 (4,054,054): Subclass B-2 Units were entirely Performance-based. 100% of Subclass B-2 Units would vest immediately prior to and conditioned upon the occurrence of a Sale of the Company in which the Company’s EBITDA as of the date of such Sale of the Company is at least $20 million or net proceeds distributable among the Members from such Sale of the Company are at least $200 million.
●	Subclass B-3 (5,647,438): Subclass B-3 Units were entirely performance-based. 100% of Subclass B-3 Units would vest immediately prior to and conditioned upon the occurrence of a Sale of the Company in which the Company’s EBITDA as of the date of such Sale of the Company is at least $30 million or net proceeds distributable among the members from such Sale of the Company are at least $300 million.

Of this 19,701,492, there were 17,701,492, 6,000,000 and 4,000,000 Subclass B-1 Units vested as of December 2, 2021 and December 31, 2020 and 2019, respectively. Only vested units are presented in the consolidated statements of changes in members’ deficit. As of December 31, 2020, 4,000,000 Subclass B-1 Units remained unvested. In connection with the Business Combinations, all outstanding Class B Units were converted into the right to receive the merger consideration described above. See Note 19 “Share-Based Compensation.”

Class C Units

P3 Health Group Holdings, LLC maintained a Management Incentive Plan (the “Plan”), which provides for the grant of service-based and performance-based Class C Units to board managers and key employees. Subject to adjustment, a maximum aggregate of 6,845,297 Class C Units have been authorized for issuance under the Plan. Class C Units were governed by the terms of the Plan, the terms of the award agreement documenting the grant and the Limited Liability Company agreement of P3 Health Group Holdings, LLC (the “LLC Agreement”). Class C Units were intended to qualify as “Profits Interests” for Federal income tax purposes.

Service-based Class C Units generally vested, except as otherwise approved by P3 Health Group Holdings, LLC’s Board, over a period of four to five years, with ratable vesting each year following twelve months of continued employment or service with the balance vesting in equal annual installments over the remaining and required service period, provided the grantee continues to be employed by, or provide service to, P3 Health Group Holdings, LLC and be employed on the applicable vesting anniversary date.

Performance-based Class C Units would vest upon the Company’s attainment of certain Board-established milestones (thresholds). Board-established milestones were grant specific and set on the date of each Class C Unit grant.

P3 Health Group Holdings, LLC Board had the right to accelerate the vesting of any Class C incentive units granted under the Plan at such times and upon such terms and conditions as may be deemed advisable, for which any determination could be made on a grant-specific basis. As of December 2, 2021 and December 31, 2020, and 2019, the number of Class C Units issued were 5,235,833 (of which 1,962,500 were vested), 5,420,833 (of which, 1,302,083 were vested) and 4,070,833 (of which 1,058,333 were vested), respectively, and only the vested units are presented in the consolidated statements of changes in members’ deficit. In connection with the Business Combinations, all outstanding Class C Units were converted into the right to receive the merger consideration described above. See Note 19 “Share-Based Compensation.”

Class D Units Subject to Possible Redemption

On November 14, 2019, P3 Health Group Holdings, LLC received $50.0 million in funding from Hudson Vegas Investment, SPV, LLC, an investment vehicle of The Straus Group (“Straus”) per the unit purchase agreement executed between the parties. P3 Health Group Holdings, LLC issued Straus 16,130,034 of Class D Units. Class D Units have voting rights and, accrue a preferred return in the amount of 8.0%, per annum. Of the $50.0 million received from Straus, the Company utilized $16,752,354 to settle outstanding bridge loans, plus accrued interest and $2,958,446 to settle transaction closing costs related to Class D Units. These transaction closing costs were netted against the $50.0 million in proceeds raised.

There were 16,130,034 Class D Units authorized and outstanding as of December 31, 2020 and 2019.

Class D units contained a provision whereby at any time after November 4, 2024, the holders of Class D Units could exercise a right that would require the Company to redeem their outstanding units for cash, if certain conditions related to a sale of the Company are not met. Upon exercise of this right, the Company would be required to redeem all the then outstanding Class D units at a price equal to the amount of proceeds that otherwise would have been received in a sale transaction. In accordance ASC 480-10-S99, Distinguishing Liabilities from Equity (“ASC 480”), redemption provisions not solely within the control of the Company require the associated equity instruments to be classified outside of permanent equity. As such, the Class D units have been presented outside of permanent equity. The Company has concluded it is not probable that the conditional redemption feature will be exercised, as significant uncertainties exist that indicate the redemption will not occur; therefore, Class D shares are recorded at initial fair value.

Prior to the Business Combinations, distributions to the unitholders of P3 Health Group Holdings, LLC were made according to the following priority:

●	First, to Class D Unitholders in proportion to their unreturned contribution amounts and until each Class D Member’s unreturned contribution amount is reduced to zero.
●	Second, to Class A Unitholders in proportion to their unreturned contribution amount and until each Class A Member’s unreturned contribution amount is reduced to zero.
●	Third, to Class A and Class D Unitholders in proportion to their respective unpaid preferred return balances have been reduced to zero; and
●	Thereafter, any remaining amounts to holders of all vested units, in proportion to their number of vested units.

In connection with the Business Combinations, all outstanding Class D Units were converted into the right to receive the merger consideration described above.